Employees - Summary of Movements in Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Beginning balance	€ 20,867
Actual return on plan assets (excluding amounts in net finance income/charge)	(2,385)	€ 1,108	€ (1,475)
Change in asset ceiling, excluding amounts included in finance cost	(37)
Ending balance	23,749	20,867
Assets [Member]
Disclosure of defined benefit plans [line items]
Beginning balance	20,880	22,382
Employee contributions	17	17
Settlements		(1)
Actual return on plan assets (excluding amounts in net finance income/charge)	2,385	(1,108)
Change in asset ceiling, excluding amounts included in finance cost	(37)
Interest income	573	551
Employer contributions	401	383
Benefit payments	(1,208)	(1,199)
Currency retranslation	713	(135)
Others	2	(10)
Ending balance	23,726	20,880	22,382
Assets [Member] | United Kingdom [Member]
Disclosure of defined benefit plans [line items]
Beginning balance	10,329	11,038
Actual return on plan assets (excluding amounts in net finance income/charge)	1,233	(459)
Interest income	292	274
Employer contributions	94	95
Benefit payments	(455)	(472)
Currency retranslation	629	(147)
Ending balance	12,122	10,329	11,038
Assets [Member] | Netherlands [Member]
Disclosure of defined benefit plans [line items]
Beginning balance	4,996	5,357
Actual return on plan assets (excluding amounts in net finance income/charge)	588	(303)
Interest income	89	95
Employer contributions	14	14
Benefit payments	(165)	(166)
Others		(1)
Ending balance	5,522	4,996	5,357
Assets [Member] | All other countries [member]
Disclosure of defined benefit plans [line items]
Beginning balance	5,555	5,987
Employee contributions	17	17
Settlements		(1)
Actual return on plan assets (excluding amounts in net finance income/charge)	564	(346)
Change in asset ceiling, excluding amounts included in finance cost	(37)
Interest income	192	182
Employer contributions	293	274
Benefit payments	(588)	(561)
Currency retranslation	84	12
Others	2	(9)
Ending balance	€ 6,082	€ 5,555	€ 5,987